Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2017 Rmb	Balance as of December 31, 2017 US$
Marketable securities
- Equity securities listed in Hong Kong
- Hotel operations	18,866	—	—	18,866	2,900
- Gaming, entertainment and tourist-related	2,948	—	—	2,948	453
- Property development and investment	4,548	—	—	4,548	699

Total marketable securities	26,362	—	—	26,362	4,052
Less: classified as non-current marketable securities (Note 2(d))	16,798	—	—	16,798	2,582

Total current marketable securities	9,564	—	—	9,564	1,470

	Quoted prices In Active Market for Identical Assets (Level 1) Rmb	Significant Other Observable Inputs (Level 2) Rmb	Significant Unobservable Inputs (Level 3) Rmb	Balance as of December 31, 2018 Rmb	Balance as of December 31, 2018 US$
Marketable securities
- Equity securities listed in Hong Kong
- Hotel operations	10,472	—	—	10,472	1,523
- Gaming, entertainment and tourist-related	3,808	—	—	3,808	554

Total marketable securities	14,280	—	—	14,280	2,077
Less: classified as non-current marketable securities (Note 2(d))	9,324	—	—	9,324	1,356

Total current marketable securities	4,956	—	—	4,956	721